SCHEDULE OF DEFERRED TAX ASSETS FOR FEDERAL INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Total deferred tax assets	$ 3,904	$ 3,904		$ 3,848
Less: valuation allowance	(3,904)	(3,904)	$ (3,800)	(3,848)
Deferred tax asset, net of valuation allowance
Gravitics Inc [Member]
Net operating loss carryforwards	4,956		2,980
Capitalized research and development expenditures	1,146		1,580
Lease liabilities	361		442
Research and development tax credits	23		23
Share-based compensation	14		6
Accrued expenses and other	4		3
Total deferred tax assets	6,504		5,034
Less: valuation allowance	(6,081)		(4,487)
Deferred tax asset, net of valuation allowance	423		547
Fixed assets	(46)		(63)
Right-of-use assets	(377)		(484)
Total deferred tax liabilities	(423)		(547)
Net deferred tax assets